INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,510	$ 1,332
Work-in-process	744	612
Finished goods	5,181	5,138
Total inventories	$ 7,435	$ 7,082